TAXES ON INCOME (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the consolidated statements of operations	$ (13,495)	$ 781	$ 19,795
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$ (3,104)	$ 180	$ 4,553
Non-deductible expenses	(111)	519	1,299
Non-deductible expenses related to employee stock options	383	472	376
Changes in tax rate		(5)	179
Losses and other temporary differences in respect of which no deferred taxes were generated (including changes in valuation allowance)	5,318	977	(4,068)
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years			(7,200)
Other	132	333	1,610
Actual tax expense (benefit)	$ 2,618	$ 2,476	$ (3,251)